Accounts Receivable	6 Months Ended
Jun. 30, 2026
Accounts and Other Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 - ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Trade accounts receivable	$4,327,885	$5,022,167
Less: allowance for credit losses	(86,349)	(59,742)
Accounts receivable, net	$4,241,536	$4,962,425

The movements of allowance of credit losses were as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$(59,742)	$(16,137)
Provision during the six months period	(24,400)	(3,907)
Foreign exchange difference	(2,207)	(81)
Balance at the end of the period	$(86,349)	$(20,125)